Annual Fund Operating Expenses	Sep. 30, 2022
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%	[1]
Acquired Fund Fees and Expenses(2)	0.02%	[2]
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement(3)	(0.12%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.74%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class C
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%	[1]
Acquired Fund Fees and Expenses(2)	0.02%	[2]
Total Annual Fund Operating Expenses	1.61%
Expense Reimbursement(3)	(0.12%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.49%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class I
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%	[1]
Acquired Fund Fees and Expenses(2)	0.02%	[2]
Total Annual Fund Operating Expenses	0.61%
Expense Reimbursement(3)	(0.12%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund
Operating Expenses:
Interest Expense	0.07%
Expenses other than Interest Expense	0.14%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.61%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.61%

[1]	“Other Expenses” have been restated to reflect the investment in an affiliated fund for the full fiscal year.
[2]	Reflects the Fund’s allocable share of the advisory fees and other expenses of an affiliated acquired fund in which it invests.
[3]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares, 1.49% for Class C shares and 0.49% for Class I shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.